Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (268)	₩ (183)
Cumulative unrecognized equity method losses	(290)	(229)
Songrim Partners
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	(14)
Cumulative unrecognized equity method losses	(22)	(22)
Multimedia Tech Co.Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(15)	0
Cumulative unrecognized equity method losses	(15)	0
Hyungje art printing
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(83)	(45)
Cumulative unrecognized equity method losses	(83)	(83)
MIEL CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(25)	(34)
Cumulative unrecognized equity method losses	(25)	(34)
IL GU FARM CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	(90)
Cumulative unrecognized equity method losses	0	(90)
Goduck Gangil1 PFV Co., Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(145)	0
Cumulative unrecognized equity method losses	₩ (145)	₩ 0